SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		$ 3,253,046
Property, plant and equipment, ending	$ 2,870,824	3,691,592	$ 3,253,046
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,824,215
Property, plant and equipment, ending		1,810,928	1,824,215
Freehold land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		588,041
Property, plant and equipment, ending		611,616	588,041
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		365,760
Property, plant and equipment, ending		770,545	365,760
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning
Property, plant and equipment, ending
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		112,438
Property, plant and equipment, ending		124,299	112,438
Renovation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		331,471
Property, plant and equipment, ending		302,282	331,471
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		31,121
Property, plant and equipment, ending		71,922	31,121
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		5,019,922	3,429,447
Addition		692,105	1,434,965
Currency realignment		190,782	155,510
Written off		(3,859)
Property, plant and equipment, ending		5,898,950	5,019,922
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,993,445	1,060,463
Addition			899,110
Currency realignment		60,214	33,872
Written off
Property, plant and equipment, ending		2,053,659	1,993,445
Gross carrying amount [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		588,041	372,206
Addition			193,673
Currency realignment		23,575	22,162
Written off
Property, plant and equipment, ending		611,616	588,041
Gross carrying amount [member] | Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,392,381	1,209,171
Addition		571,190	123,340
Currency realignment		66,098	59,870
Written off		(3,859)
Property, plant and equipment, ending		2,025,810	1,392,381
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		49,863	47,061
Addition
Currency realignment		1,999	2,802
Written off
Property, plant and equipment, ending		51,862	49,863
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		397,941	283,143
Addition		47,233	100,446
Currency realignment		15,680	14,352
Written off
Property, plant and equipment, ending		460,854	397,941
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		563,511	457,403
Addition		19,427	83,656
Currency realignment		20,017	22,452
Written off
Property, plant and equipment, ending		602,955	563,511
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		34,740
Addition		54,255	34,740
Currency realignment		3,199
Written off
Property, plant and equipment, ending		92,194	34,740
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,766,876	1,364,694
Addition		371,042	322,164
Currency realignment		70,141	80,018
Written off		(701)
Property, plant and equipment, ending		2,207,358	1,766,876
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		169,230	113,649
Addition		69,282	52,004
Currency realignment		4,219	3,577
Written off
Property, plant and equipment, ending		242,731	169,230
Accumulated depreciation [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning
Addition
Currency realignment
Written off
Property, plant and equipment, ending
Accumulated depreciation [member] | Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,026,621	801,368
Addition		187,486	176,228
Currency realignment		41,859	49,025
Written off		(701)
Property, plant and equipment, ending		1,255,265	1,026,621
Accumulated depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		49,863	45,492
Addition			1,604
Currency realignment		1,999	2,767
Written off
Property, plant and equipment, ending		51,862	49,863
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		285,503	234,031
Addition		39,711	37,719
Currency realignment		11,341	13,753
Written off
Property, plant and equipment, ending		336,555	285,503
Accumulated depreciation [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		232,040	170,154
Addition		58,587	51,116
Currency realignment		10,046	10,770
Written off
Property, plant and equipment, ending		300,673	232,040
Accumulated depreciation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		3,619
Addition		15,976	3,493
Currency realignment		677	126
Written off
Property, plant and equipment, ending		$ 20,272	$ 3,619